Leases (Tables)	9 Months Ended	12 Months Ended
	Nov. 26, 2022	Feb. 26, 2022
Leases [Abstract]
Schedule of Lease Cost
The components of total lease cost for the three and nine months ended November 26, 2022 and November 27, 2021, were as follows:

(in thousands)	Statement of Operations Location	Three Months Ended		Nine Months Ended
		November 26, 2022	November 27, 2021	November 26, 2022	November 27, 2021
Operating lease cost	Cost of sales and SG&A	$94,606	$105,230	$299,735	$332,952
Finance lease cost:
Depreciation of property	SG&A	639	—	1,022	—
Interest on lease liabilities	Interest expense, net	1,636	—	3,742	—
Variable lease cost	Cost of sales and SG&A	33,378	40,753	107,135	112,270
Sublease income	SG&A	(15,744)	(9,929)	(42,554)	(34,735)

Total lease cost		$114,515	$136,054	$369,080	$410,487

The Company’s lease terms and discount rates were as follows:

	November 26, 2022	February 26, 2022
Weighted-average remaining lease term (in years)
Operating leases	6.8 years	7.0 years
Finance leases	9.4 years	10.0 years
Weighted-average discount rate
Operating leases	7.4%	6.0%
Finance leases	8.3%	8.4%
Other information with respect to the Company’s leases is as follows:

(in thousands)	Nine Months Ended
	November 26, 2022	November 27, 2021
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$316,410	$340,314
Operating cash flows from finance leases	3,223	—
Financing cash flows from finance leases	1,849	—
Operating lease assets obtained in exchange for new operating lease liabilities	358,997	293,824
Financing lease assets obtained in exchange for new financing lease liabilities	25,871	—

The components of total lease cost for the fiscal year ended February 26, 2022 and February 27, 2021 were as follows:

(in thousands)	Statement of Operations Location	February 26, 2022	February 27, 2021
Operating lease cost	Cost of sales and SG&A	$449,394	$582,168
Finance lease cost:
Depreciation of property	SG&A	184	2,500
Interest on lease liabilities	Interest expense, net	1,886	7,755
Variable lease cost	Cost of sales and SG&A	152,259	189,485
Sublease income	SG&A	(43,922)	(12,574)

Total lease cost		$559,801	$769,334

The Company’s lease terms and discount rates were as follows:

	February 26, 2022	February 27, 2021
Weighted-average remaining lease term (in years)
Operating leases	7.0 years	6.8 years
Finance leases	10.0 years	—
Weighted-average discount rate
Operating leases	6.0%	6.4%
Finance leases	8.4%	—%
Other information with respect to the Company’s leases is as follows:

( in thousands )	February 26, 2022	February 27, 2021
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$450,082	$646,981
Operating cash flows from finance leases	1,886	9,295
Financing cash flows from finance leases	1,033	—
Operating lease assets obtained in exchange for new operating lease liabilities	359,933	305,614
Financing lease assets obtained in exchange for new financing lease liabilities	38,974	—

Assets and Liabilities Related to Operating and Finance Leases
As of November 26, 2022 and February 26, 2022, assets and liabilities related to the Company’s leases were as follows:

(in thousands)	Consolidated Balance Sheet Location	November 26, 2022	February 26, 2022
Assets
Operating leases	Operating lease assets	$1,321,665	$1,562,857
Finance leases	Property and equipment, net	63,639	38,790

Total lease assets		$1,385,304	$1,601,647

Liabilities
Current:
Operating leases	Current operating lease liabilities	$313,368	$346,506
Finance leases	Accrued expenses and other current liabilities	7,048	2,494
Noncurrent:
Operating leases	Operating lease liabilities	1,388,484	1,508,002
Finance leases	Other liabilities	54,452	35,447

Total lease liabilities		$1,763,352	$1,892,449

As of February 26, 2022 and February 27, 2021, assets and liabilities related to the Company’s operating and finance leases were as follows:

(in thousands)	Consolidated Balance Sheet Location	February 26, 2022	February 27, 2021
Assets
Operating leases	Operating lease assets	$1,562,857	$1,587,101
Finance leases	Property and equipment, net	38,790	—

Total Lease assets		$1,601,647	$1,587,101

Liabilities
Current:
Operating leases	Current operating lease liabilities	$346,506	$360,061
Finance leases	Accrued expenses and other current liabilities	2,494	—
Noncurrent:
Operating leases	Operating lease liabilities	1,508,002	1,509,767
Finance leases	Other liabilities	35,447	—

Total lease liabilities		$1,892,449	$1,869,828

Schedule of Lease Liabilities, Operating
As of November 26, 2022, the Company’s lease liabilities mature as follows:

(in thousands)	Operating Leases	Finance Leases
Fiscal Year:
Remainder of 2022	$72,296	$2,881
2023	413,473	11,525
2024	364,233	11,525
2025	301,520	11,525
2026	232,768	11,525
2027	184,826	11,525
Thereafter	564,831	48,713

Total lease payments	$2,133,947	$109,219
Less imputed interest	(432,095)	(47,719)

Present value of lease liabilities	$1,701,852	$61,500

As of February 26, 2022, the Company’s lease liabilities mature as follows:

(in thousands)	Operating Leases	Finance Leases
Fiscal Year:
2022	$444,562	$7,369
2023	388,183	11,636
2024	334,178	11,636
2025	272,790	11,636
2026	202,690	11,636
Thereafter	643,824	59,531

Total lease payments	$2,286,227	$113,444
Less imputed interest	(431,719)	(75,503)

Present value of lease liabilities	$1,854,508	$37,941

Schedule of Lease Liabilities, Finance
As of November 26, 2022, the Company’s lease liabilities mature as follows:

(in thousands)	Operating Leases	Finance Leases
Fiscal Year:
Remainder of 2022	$72,296	$2,881
2023	413,473	11,525
2024	364,233	11,525
2025	301,520	11,525
2026	232,768	11,525
2027	184,826	11,525
Thereafter	564,831	48,713

Total lease payments	$2,133,947	$109,219
Less imputed interest	(432,095)	(47,719)

Present value of lease liabilities	$1,701,852	$61,500

As of February 26, 2022, the Company’s lease liabilities mature as follows:

(in thousands)	Operating Leases	Finance Leases
Fiscal Year:
2022	$444,562	$7,369
2023	388,183	11,636
2024	334,178	11,636
2025	272,790	11,636
2026	202,690	11,636
Thereafter	643,824	59,531

Total lease payments	$2,286,227	$113,444
Less imputed interest	(431,719)	(75,503)

Present value of lease liabilities	$1,854,508	$37,941